Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total	Common shares [member]	Retained earnings [member] [1]	Other reserves [member]		Total common equity [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Non-controlling interests [member]		Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member] [2]
Beginning Balance at Oct. 31, 2020		$ 70,503	$ 18,239	$ 46,345	$ 360		$ 62,819	$ 5,308	$ 68,127	$ 2,376		$ (1,328)	$ 330	$ (163)	$ 639	$ (1,603)
Statement [Line Items]
Net income		4,854		4,554			4,554	120	4,674	180
Other comprehensive income (loss)		(1,911)					(1,854)		(1,854)	(57)		(2,412)	(237)	287	(398)	906
Total comprehensive income		2,943		4,554			2,700	120	2,820	123		(2,412)	(237)	287	(398)	906
Shares issued		121	138		(17)		121		121
Shares repurchased/redeemed		(759)						(759)	(759)
Dividends and distributions paid to equity holders		(2,388)		(2,183)			(2,183)	(120)	(2,303)	(85)
Share-based payments	[3]	5			5		5		5
Other		(3)		(3)			(3)		(3)
Ending Balance at Apr. 30, 2021		70,422	18,377	48,713	348		63,459	4,549	68,008	2,414		(3,740)	93	124	241	(697)
Beginning Balance at Oct. 31, 2021		72,892	18,507	51,354	222		64,750	6,052	70,802	2,090		(4,709)	(270)	291	(214)	(431)
Statement [Line Items]
Net income		2,740
Other comprehensive income (loss)		1,070
Total comprehensive income		3,810
Ending Balance at Jan. 31, 2022		73,946
Beginning Balance at Oct. 31, 2021		72,892	18,507	51,354	222		64,750	6,052	70,802	2,090		(4,709)	(270)	291	(214)	(431)
Statement [Line Items]
Net income		5,487		5,203			5,203	118	5,321	166
Other comprehensive income (loss)		(399)					(438)		(438)	39		940	(654)	190	(2,540)	1,626
Total comprehensive income		5,088		5,203			4,765	118	4,883	205		940	(654)	190	(2,540)	1,626
Shares issued		677	694		(17)		677		677
Shares repurchased/redeemed		(2,836)	(402)	(1,934)			(2,336)	(500)	(2,836)
Dividends and distributions paid to equity holders		(2,596)		(2,402)			(2,402)	(118)	(2,520)	(76)
Share-based payments	[3]	8			8		8		8
Other		(1,266)		(12)	(354)	[4]	(629)		(629)	(637)	[4],[5]	(174)		(39)	(50)
Ending Balance at Apr. 30, 2022		71,967	18,799	52,209	(141)		64,833	5,552	70,385	1,582		(3,943)	(924)	442	(2,804)	1,195
Beginning Balance at Jan. 31, 2022		73,946
Statement [Line Items]
Net income		2,747
Other comprehensive income (loss)		(1,469)
Total comprehensive income		1,278
Ending Balance at Apr. 30, 2022		$ 71,967	$ 18,799	$ 52,209	$ (141)		$ 64,833	$ 5,552	$ 70,385	$ 1,582		$ (3,943)	$ (924)	$ 442	$ (2,804)	$ 1,195

[1]	Includes undistributed retained earnings of $62 (April 30, 2021 – $58) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits and Own credit risk.
[3]	Represents amounts on account of share-based payments (refer to Note 13).
[4]	Includes changes to non-controlling interests arising from business combinations and related transactions (refer to Note 20).
[5]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $6,915 for the three months ended April 30, 2022 (January 31, 2022 – $6,331; April 30, 2021 – $6,078) and for the six months ended April 30, 2022 – $13,246 (April 30, 2021 – $12,478).